Revenues	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
Revenue Disaggregation Analysis by Activity

	Six months ended June 30,
$000s	2023	2022
Seajacks business:
Time charter revenue	$43,563	$41,606
Service revenue	6,764	32,651
Project revenue	—	1,982
Construction supervision revenue	2,338	7,291
Total Seajacks revenue	52,665	83,530
Other	—	190
Total revenues	$52,665	$83,720

Service revenue relates to mobilization and demobilization fees, catering and other similar costs incurred and recharged to the charterers and provision of vessel management services as part of the time charter arrangement. Project revenue relates to construction contract revenue.

Disaggregation of Seajacks Revenue

The following table disaggregates the Company’s revenue geographically, as it believes it best depicts how the nature, amount, timing and uncertainty of the Company’s revenue and cash flows are affected by economic factors. Revenue attribution is determined by location of project.

$000s	Six months ended June 30,
Geographical analysis:	2023	2022
Asia:
Japan	$139	21,838
Taiwan	7,918	47,416
Total Asia	8,057	69,254
Europe:
France	24,114	—
Germany	—	4,966
Netherlands	11,045	5,328
UK	7,111	2,000
Total Europe	42,270	12,294
USA	2,338	1,982
All Other	—	190
Total Revenue	$52,665	$83,720

During the six months ended June 30, 2023, revenue recorded from five major customers contributing more than 10% revenue each were ($000s): $19,895, $10,756, $10,183, $6,697 and $5,135.

During the six months ended June 30, 2022, revenue recorded from two major customers contributing more than 10% revenue were ($000s): $47,416 and $21,838

Contract Assets and Liabilities

Contract assets include unbilled amounts when revenue recognized exceeds the amount billed to the customer under contracts where revenue is recognized over-time. There were no contract assets as of June 30, 2023 or December 31, 2022.

Contract liabilities consist of advance payments, billings in excess of revenue recognized and deferred revenue. All contract liabilities are expected to be realized within 12 months.